Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Malaysian Income Tax [Member]
Schedule of Effective Tax Rate and the Applicable Tax Rate [Line Items]
Tax at statutory rate	24.00%	24.00%